Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019
Assets
Cash and due from banks		SFr 132,070	[1]	SFr 119,172		SFr 101,879	[1]
of which reported at fair value		368		367		356
Interest-bearing deposits with banks		1,185		912		741
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,890		107,876		106,997
of which reported at fair value		78,448		88,511		85,556
Securities received as collateral, at fair value		42,479		28,655		40,219
of which encumbered		24,902		18,207		22,521
Trading assets, at fair value		156,730		150,798		153,797
of which encumbered		41,367		38,754		46,650
Total investment securities		584		1,164		1,006
of which reported at fair value		489		1,068		1,006
of which encumbered		95		96		0
Other investments		5,848		5,858		5,666
of which reported at fair value		3,733		3,791		3,550
Net loans		294,312		302,674		296,779
of which reported at fair value		13,231		14,273		12,662
of which encumbered		167		202		293
Allowance for credit losses		(1,669)		(1,431)		(1,049)
Allowance for loan losses						(946)
Goodwill		4,676		4,604		4,663
Other intangible assets		273		279		291
of which reported at fair value		209		220		244
Brokerage receivables		44,287		62,893		35,648
Other assets		41,146		47,281		39,609
of which reported at fair value		9,321		11,955		10,402
of which encumbered		166		129		217
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		690		531
allowance for loans held-for-sale		(8)		(7)
Total assets		828,480		832,166		787,295
Liabilities and equity
Due to banks		18,018		25,394		16,744
of which reported at fair value		484		430		322
Customer deposits		388,995		389,905		383,783
of which reported at fair value		3,603		3,572		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,589		45,451		27,533
of which reported at fair value		17,379		24,271		10,715
Obligation to return securities received as collateral, at fair value		42,479		28,655		40,219
Trading liabilities, at fair value		44,040		44,877		38,186
Short-term borrowings		27,386		27,929		28,385
of which reported at fair value		12,079		10,084		11,333
Long-term debt		169,426		144,923		152,005
of which reported at fair value		68,798		60,360		70,331
Brokerage payables		31,909		44,171		25,683
Other liabilities		28,787		32,088		31,043
of which reported at fair value		7,384		7,547		7,891
Total liabilities		781,629		783,393		743,581
Common shares		102		102		102
Additional paid-in capital		34,320		34,891		34,661
Retained earnings		32,808		31,816		30,634
Treasury shares, at cost		(1,391)		(1,882)		(1,484)
Accumulated other comprehensive income/(loss)		(19,304)		(16,252)		(20,269)
Total shareholders' equity		46,535		48,675		43,644
Noncontrolling interests		316		98		70
Total equity		46,851		48,773		43,714
Total liabilities and equity		SFr 828,480		SFr 832,166		SFr 787,295
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[2]	3,209,011,720		3,209,011,720		3,209,011,720
Issued shares (in shares)		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares (in shares)		114,411,959		156,996,084		119,761,811
Common shares outstanding (in shares)		2,441,599,761	[3]	2,399,015,636	[3]	2,436,249,909
Consolidated VIEs
Assets
Cash and due from banks		SFr 96		SFr 205		SFr 138
Trading assets, at fair value		2,423		2,777		2,788
Other investments		1,471		1,435		1,412
Net loans		843		720		649
Other assets		2,016		2,083		1,694
Total assets		6,849				6,681
Liabilities and equity
Trading liabilities, at fair value		11		6		8
Short-term borrowings		4,515		5,630		4,885
Long-term debt		1,803		1,878		1,671
Other liabilities		251		SFr 295		297
Total liabilities		6,580				6,861
Bank
Assets
Cash and due from banks	[4]	131,292				101,044
of which reported at fair value		368				356
Interest-bearing deposits with banks		1,176				673
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,890				106,997
of which reported at fair value		78,448				85,556
Securities received as collateral, at fair value		42,479				40,219
of which encumbered		24,902				22,521
Trading assets, at fair value		156,877				153,895
of which encumbered		41,367				46,650
Total investment securities		582				1,004
of which reported at fair value		487				1,004
of which encumbered		95				0
Other investments		5,814				5,634
of which reported at fair value		3,731				3,548
Net loans		301,927				304,025
of which reported at fair value		13,231				12,661
of which encumbered		167				293
Allowance for credit losses		(1,668)				(1,048)
Allowance for loan losses						(945)
Goodwill		3,979				3,960
Other intangible assets		273				291
of which reported at fair value		209				244
Brokerage receivables		44,289				35,648
Other assets		37,911				37,069
of which reported at fair value		9,321				10,402
of which encumbered		166				217
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		690
allowance for loans held-for-sale		(8)
Total assets		831,489				790,459
Liabilities and equity
Due to banks		18,018				16,742
of which reported at fair value		484				322
Customer deposits		390,093				384,950
of which reported at fair value		3,603				3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,683				27,641
of which reported at fair value		17,473				10,823
Obligation to return securities received as collateral, at fair value		42,479				40,219
Trading liabilities, at fair value		44,040				38,186
Short-term borrowings		27,861				28,869
of which reported at fair value		12,079				11,333
Long-term debt		168,554				151,000
of which reported at fair value		67,959				69,406
Brokerage payables		31,911				25,683
Other liabilities		27,810				30,406
of which reported at fair value		7,365				7,869
Total liabilities		781,449				743,696
Common shares		4,400				4,400
Additional paid-in capital		45,760				45,774
Retained earnings		15,694				13,492
Accumulated other comprehensive income/(loss)		(16,700)				(17,546)
Total shareholders' equity		49,154				46,120
Noncontrolling interests		886				643
Total equity		50,040				46,763
Total liabilities and equity		SFr 831,489				SFr 790,459
Additional share information
Par value (in CHF per share)	[5]	SFr 1.00				SFr 1.00
Issued shares (in shares)	[5]	4,399,680,200				4,399,680,200
Common shares outstanding (in shares)	[5]	4,399,680,200				4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 96				SFr 138
Trading assets, at fair value		2,423				2,788
Other investments		1,471				1,412
Net loans		843				649
Other assets		1,997				1,674
Total assets		6,830				6,661
Liabilities and equity
Trading liabilities, at fair value		11				8
Short-term borrowings		4,515				4,885
Long-term debt		1,803				1,671
Other liabilities		251				296
Total liabilities		SFr 6,580				SFr 6,860

[1]	Includes restricted cash.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.
[4]	Includes restricted cash.
[5]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2020. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.